UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3737

Fidelity Advisor Series IV
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	February 28, 2005

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Real Estate High
Income Fund

February 28, 2005

REHI-QTLY-0405

1.814099.100

Investments February 28, 2005 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 3.5%
	Principal Amount	Value
Diversified Financial Services - 0.6%
Cohen Financial Capital Management LLC 9% 6/1/14 (h)	$ 1,000,000	$ 1,000,000
Thornburg Mortgage, Inc. 8% 5/15/13	1,500,000	1,590,000
		2,590,000
Homebuilding/Real Estate - 1.4%
American Real Estate Partners/American Real Estate Finance Corp.:
7.125% 2/15/13 (c)	750,000	761,250
8.125% 6/1/12	1,475,000	1,563,500
Forest City Enterprises, Inc. 6.5% 2/1/17	2,000,000	2,025,000
The Rouse Co. 5.375% 11/26/13	2,100,000	1,996,541
		6,346,291
Hotels - 1.1%
La Quinta Properties, Inc. 8.875% 3/15/11	1,500,000	1,646,250
Times Square Hotel Trust 8.528% 8/1/26 (c)	2,664,795	3,071,176
		4,717,426
Restaurants - 0.4%
Landry's Seafood Restaurants, Inc. 7.5% 12/15/14 (c)	1,850,000	1,854,625
TOTAL NONCONVERTIBLE BONDS (Cost $15,066,786)		15,508,342
Asset-Backed Securities - 6.9%

ABSC NIMS Trust:
Series 2003-HE4 Class A, 7% 8/17/33 (c)	408,494	409,311
Series 2003-HE5 Class A, 7% 8/17/33 (c)	263,588	264,247
Series 2003-HE7 Class A, 7% 12/15/33 (c)	722,857	726,472
Series 2004-HE1 Class A, 7% 1/17/34	717,485	715,979
Series 2005-HE2 Class A1, 4.5% 4/27/35 (c)	1,000,000	998,271
Ameriquest NIMS Trust/Ameriquest Asset Holdings Series 2004-RN4 Class A, 4.6% 7/25/34 (c)	896,476	892,586
Anthracite CDO I Ltd. Series 2002-CIBA Class E, 9.314% 5/24/37 (c)	1,500,000	1,721,400
Atherton Franchise Loan Funding LLP:
Series 1998-A Class E, 8.25% 5/15/20 (b)(c)	1,500,000	6,000

	Principal Amount	Value
Series 1998-A Class F, 7.44% 5/15/20 (b)(c)	$ 1,646,563	$ 1,647
Cayman ABSC NIMS Trust Series 2004-HE2 Class A1, 6.75% 4/25/34 (c)	492,574	493,806
Countrywide Home Loans, Inc. Series 2004-11N Class N, 5.25% 4/25/36 (c)	546,476	544,319
Crest Clarendon Street Ltd./Crest Clarendon Corp. Series 2002-1A Class D, 9% 12/28/35 (c)	2,500,000	2,704,580
Crest Dartmouth Street Ltd./Crest Dartmouth Street Corp. Series 2003-1A Class D, 9% 6/28/38 (c)	4,100,000	4,425,204
Crest G-Star Ltd. Series 2001-2A Class C, 10% 2/25/32 (c)	1,330,000	1,390,267
Crest Ltd.:
Series 2000-1A Class D, 10% 8/31/36 (c)	2,200,000	1,518,000
Series 2004-1A Class H1, 6.4% 1/28/40 (c)(d)	2,150,000	2,149,872
Fairfield Street Solar Corp. Series 2004-1A Class F, 7.755% 11/28/39 (c)(d)	1,050,000	1,049,955
G-Star Ltd. Series 2002-1A Class C, 8% 4/25/37 (c)	4,500,000	4,204,192
GSAMP Trust:
Series 2004-HE1 Class B3, 6.65% 5/25/34 (d)	1,305,000	1,230,747
Series 2004-REMN Class NOTE, 5.5% 11/25/32 (c)	14,883	14,874
Home Equity Asset Trust:
Series 2003-6N Class A, 6.5% 3/27/34 (c)	114,561	114,704
Series 2003-7N Class A, 5.25% 4/27/34 (c)	569,004	569,360
Home Equity Asset Trust NIMS Trust Series 2003-2N Class A, 8% 9/27/33 (c)	12,393	12,393
Home Equity Residual Distributions Trust Series 2002-1 Class A, 12.25% 11/25/05 (c)	516,750	516,750
Morgan Stanley Dean Witter Capital I Trust Series 2001-NC2 Class B1, 4.6% 1/25/32 (d)	123,298	123,118
OMI Trust Series 2002-B Class A4, 7.09% 6/15/32	1,100,000	979,237
Park Place NIMS Trust Series 2004-WCW1 Class NOTE, 5.65% 9/25/34 (c)	687,291	689,009
Asset-Backed Securities - continued
	Principal Amount	Value
Park Place Securities NIM Trust Series 2004-WHQN2 Class A, 4% 2/25/35 (c)	$ 767,528	$ 766,377
TIAA Real Estate CDO Ltd./TIAA Real Estate CDO Corp. Series 2002-1A Class IV, 6.84% 5/22/37 (c)	1,460,000	1,398,748
TOTAL ASSET-BACKED SECURITIES (Cost $30,231,742)		30,631,425
Collateralized Mortgage Obligations - 7.0%

Private Sponsor - 5.8%
Countrywide Home Loans, Inc.:
Series 2002-R1:
Class B3, 6.61% 7/25/32 (c)(d)	879,385	721,371
Class B4, 6.61% 7/25/32 (c)(d)	1,759,729	990,397
Class B5, 6.61% 7/25/32 (c)(d)	1,120,350	183,282
Series 2002-R2 Class 2B4, 4.3477% 7/25/33 (c)(d)	140,053	60,135
Series 2002-R3:
Class B3, 5.75% 8/25/43 (c)	808,439	651,804
Class B4, 5.75% 8/25/43 (c)	459,078	247,902
Class B5, 5.75% 8/25/43 (c)	1,022,951	156,000
Series 2003-40:
Class B3, 4.5% 10/25/18	233,104	203,784
Class B4, 4.5% 10/25/18	93,242	70,601
Class B5, 4.5% 10/25/18	317,066	99,876
Series 2003-R1:
Class 2B4, 4.2735% 2/25/43 (c)(d)	109,900	45,643
Class 2B5, 4.2735% 2/25/43 (c)(d)	522,004	71,250
Series 2003-R2 Class B3, 5.5% 5/25/43 (c)	767,000	572,374
Series 2003-R3 Class B3, 5.5% 11/25/33	728,453	565,234
Series 2004-R1:
Class 1B3, 5.5% 11/25/34 (d)	1,135,768	866,733
Class 1B4, 5.5% 11/25/34 (c)(d)	474,561	252,852
Class 1B5, 5.5% 11/25/34 (c)(d)	853,229	127,984
Credit Suisse First Boston Mortgage Acceptance Corp. Series 2004-6 Class B4, 4.7562% 9/25/19 (c)(d)	195,779	172,430
Credit-Based Asset Servicing and Securitization LLC Series 2004-AN Class A, 5% 9/27/36 (c)	521,761	515,832

	Principal Amount	Value
CS First Boston Mortgage Securities Corp.:
Series 2002-26:
Class 4B3, 7% 10/25/17	$ 350,593	$ 339,213
Class 4B4, 7% 10/25/17 (c)	105,409	76,726
Class 4B5, 7% 10/25/17 (c)	183,394	103,505
Class 4B6, 7% 10/25/17 (c)	110,625	16,594
Series 2004-5:
Class CB5, 5.0639% 8/25/19 (c)(d)	189,897	140,703
Class CB6, 5.0639% 8/25/19 (c)(d)	126,602	43,045
GMAC Mortgage Loan Trust Series 2003-J4 Class B1, 4.75% 9/25/18 (c)	280,569	260,856
Nomura Asset Acceptance Corp. Series 2001-R1A:
Class B1, 7% 2/19/30 (c)	630,243	657,619
Class B2, 7% 2/19/30 (c)	540,208	558,778
Class B4, 7% 2/19/30 (c)	110,590	33,281
Residential Accredit Loans, Inc. Series 2001-QS6:
Class B1, 6.5% 5/25/16 (c)	153,506	136,258
Class B2, 6.5% 5/25/16 (c)	76,788	58,820
Class B3, 6.5% 5/25/16 (c)	67,084	2,767
Residential Asset Securitization Trust Series 1999-A2 Class B4, 6.25% 3/25/14 (c)	163,133	162,180
Residential Finance LP/Residential Finance Development Corp. floater:
Series 2002-A:
Class B10, 18.79% 10/10/34 (d)	1,498,836	1,570,031
Class B7, 8.29% 10/10/34 (d)	1,453,300	1,465,980
Class B9, 14.79% 10/10/34 (d)	2,398,429	2,500,362
Series 2003-B Class B9, 14.54% 7/10/35 (c)(d)	1,702,835	1,809,263
Series 2003-C Class B3, 3.99% 9/10/35 (c)(d)	980,689	980,644
Residential Funding Securities Corp. Series 2002-RM1 Class BI2, 5.5% 12/25/17 (c)	188,815	142,142
Resix Finance Ltd. floater:
Series 2003-D Class B9, 14.09% 12/10/35 (c)(d)	490,285	516,080
Series 2004-A:
Class B7, 7.04% 2/10/36 (c)(d)	493,597	493,595
Class B9, 11.79% 2/10/36 (c)(d)	803,576	814,195
Series 2004-B:
Class B8, 7.34% 2/10/36 (c)(d)	411,525	412,821
Class B9, 10.84% 2/10/36 (c)(d)	698,405	703,354
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Resix Finance Ltd. floater: - continued
Series 2004-C:
Class B7, 6.09% 9/10/36 (c)(d)	$ 2,088,367	$ 2,088,367
Class B8, 6.84% 9/10/36 (c)(d)	1,859,642	1,859,642
Class B9, 9.59% 9/10/36 (c)(d)	696,122	696,122
Wells Fargo Mortgage Backed Securities Trust Series 2003-3 Class 2B4, 5.25% 4/25/33 (c)	459,070	440,280
TOTAL PRIVATE SPONSOR		25,658,707
U.S. Government Agency - 1.2%
Fannie Mae REMIC Trust Series 2003-W1 Subordinate REMIC Pass-Through Certificates:
Class B3, 5.75% 12/25/42	2,444,518	1,883,043
Class B4, 5.75% 12/25/42	1,495,755	834,351
Class B5, 5.75% 12/25/42	2,582,278	380,886
Fannie Mae REMIC Trust Series 2001-W3 Subordinate REMIC Pass-Through Certificates:
Class B3, 7% 9/25/41	852,392	725,865
Class B4, 7% 9/25/41	466,809	283,732
Class B5, 7% 9/25/41	1,384,831	247,322
Fannie Mae REMIC Trust Series 2002-W1 Subordinate REMIC Pass-Through Certificates:
Class 3B3, 4.272% 2/25/42 (c)(d)	174,196	116,874
Class 3B5, 4.272% 2/25/42 (c)(d)	179,260	32,116
Class B4, 6% 2/25/42 (c)	1,215,409	677,971
Class B5, 6% 2/25/42 (c)	956,089	144,310
Fannie Mae REMIC Trust Series 2002-W6 Subordinate REMIC Pass-Through Certificate:
Class 3B4, 4.4614% 1/25/42 (c)(d)	138,641	65,464
Fannie Mae REMIC Trust Series 2003-W10 Subordinate REMIC Pass-Through Certificates:
Class 2B4, 4.2537% 6/25/43 (d)	399,580	162,329
Class 2B5, 4.2537% 6/25/43 (d)	456,800	74,874
TOTAL U.S. GOVERNMENT AGENCY		5,629,137
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $30,310,741)		31,287,844
Commercial Mortgage Securities - 67.1%
	Principal Amount	Value
Artesia Mortgage CMBS, Inc. floater Series 1998-C1 Class F, 6.9962% 6/25/30 (c)(d)	$ 4,513,000	$ 4,769,749
Asset Securitization Corp.:
Series 1997-D4:
Class B1, 7.525% 4/14/29	2,000,000	2,284,254
Class B2, 7.525% 4/14/29	675,000	667,195
Series 1997-D5:
Class A8, 10.115% 2/14/43	3,035,030	3,493,367
Class PS1, 1.7202% 2/14/43 (d)(e)	24,561,783	1,324,983
Banc of America Commercial Mortgage, Inc.:
Series 2003-1 Class J, 4.9% 9/11/36 (c)	1,240,000	1,123,206
Series 2003-2:
Class BWD, 6.947% 10/11/37 (c)	524,247	524,173
Class BWE, 7.226% 10/11/37 (c)	707,245	706,735
Class BWF, 7.55% 10/11/37 (c)	624,898	625,806
Class BWG, 8.155% 10/11/37 (c)	604,965	601,751
Class BWH, 9.073% 10/11/37 (c)	315,290	319,030
Class BWJ, 9.99% 10/11/37 (c)	523,091	528,019
Class BWK, 10.676% 10/11/37 (c)	409,622	415,976
Class BWL, 10.1596% 10/11/37 (c)	690,179	647,375
Bear Stearns Commercial Mortgage Securities, Inc.:
floater Series 2004-ESA Class K, 5.09% 5/14/16 (c)(d)	4,000,000	4,003,998
Series 1998-C1 Class F, 6% 6/16/30 (c)	600,000	618,670
Series 1999-C1 Class H, 5.64% 2/14/31 (c)	1,475,030	1,066,552
Beckman Coulter, Inc. sequential pay Series 2000-A Class A, 7.4975% 12/15/18 (c)	660,000	636,086
Berkeley Federal Bank & Trust FSB Series 1994-1 Class B, 2.0954% 8/1/24 (c)(d)	267,595	232,808
BKB Commercial Mortgage Trust weighted average coupon Series 1997-C1 Class H, 3.1729% 10/25/22 (c)(d)	260,715	86,036
Chase Commercial Mortgage Securities Corp.:
floater Series 2000-FL1A Class H, 10.34% 12/12/13 (c)(d)	538,003	484,203
Series 1998-1:
Class F, 6.56% 5/18/30 (c)	5,000,000	5,330,681
Class H, 6.34% 5/18/30 (c)	2,000,000	1,709,063
Commercial Mortgage Securities - continued
	Principal Amount	Value
Chase Manhattan Bank-First Union National Bank Commercial Mortgage Trust Series 1999-1 Class G, 6.4% 8/15/31 (c)	$ 4,000,000	$ 4,219,914
Commercial Mortgage Asset Trust:
Series 1999-C1 Class F, 6.25% 1/17/32 (c)	7,175,000	7,607,742
Series 1999-C2:
Class G, 6% 11/17/32	4,575,000	4,833,958
Class H, 6% 11/17/32	4,372,000	4,494,472
Commercial Mortgage pass thru certificates:
Series 2000-C1 Class G, 6.85% 8/15/33 (c)	2,100,000	2,030,523
Series 2001-J1A:
Class F, 6.958% 2/14/34 (c)	1,480,000	1,452,584
Class G, 7.0675% 2/14/34 (c)(d)	1,200,000	1,028,754
CS First Boston Mortgage Securities Corp.:
floater:
Series 1997-C2 Class H, 7.46% 1/17/35 (c)(d)	3,190,000	1,352,244
Series 2004-HC1 Class E, 6.34% 12/15/21 (c)(d)	1,000,000	999,994
Series 1997-C1 Class F, 7.5% 6/20/29 (c)(d)	1,215,000	1,293,515
Series 1997-C2 Class F, 7.46% 1/17/35 (d)	1,400,000	1,461,523
Series 1998-C1 Class F, 6% 5/17/40 (c)	12,000,000	8,683,596
Series 1998-C2:
Class F, 6.75% 11/11/30 (c)	6,172,000	6,105,489
Class G, 6.75% 11/11/30 (c)	1,065,000	855,386
Series 2000-FL1A:
Class F, 5.1355% 12/15/09 (c)(d)	1,018,000	152,700
Class G, 5.1355% 12/15/09 (c)(d)	1,391,267	69,563
Class H, 5.1355% 12/15/09 (c)(d)	1,414,342	14,143
Class J, 5.1355% 12/15/09 (c)(d)	1,003,070	10,031
Class K, 5.1355% 12/15/09 (c)(d)	1,452,828	14,528
Series 2001-CK6 Class NW, 6.08% 8/15/36	2,012,435	970,475
Series 2001-CP4 Class H, 6% 12/15/35 (c)	2,470,000	2,430,421
Series 2002-CKP1 Class KZ, 6.294% 12/15/35 (c)(d)(e)	6,026,000	5,191,068
Series 2002-TFLA Class AX, 1.3454% 11/18/12 (c)(d)(e)	36,134,319	175,035
Series 2004-CBN1 Class A, 10.633% 8/15/08 (c)	2,186,000	2,171,446
Series 2004-TF2A Class AX, 1.4973% 11/15/19 (c)(d)(e)	42,575,661	984,562

	Principal Amount	Value
Series 2004-TFLA Class AX, 1.806% 2/15/14 (c)(d)(e)	$ 36,306,480	$ 476,523
Deutsche Mortgage & Asset Receiving Corp. Series 1998-C1 Class F, 7.5% 6/15/31	3,600,000	3,889,948
DLJ Commercial Mortgage Corp.:
Series 1998-CF2 Class B3, 6.04% 11/12/31	5,785,000	5,724,374
Series 1998-CG1 Class B4, 7.1583% 6/10/31 (c)(d)	3,690,000	4,155,354
DLJ Mortgage Acceptance Corp. Series 1997-CF1 Class B3, 7.74% 5/15/30 (c)	811,061	24,332
EQI Financing Partnership I LP Series 1997-1 Class C, 7.58% 2/20/17 (c)	2,500,000	2,535,599
First Chicago/Lennar Trust I:
Series 1997-CHL1 Class E, 7.8297% 4/29/39 (c)(d)	16,709,002	17,189,381
weighted average coupon Series 1997-CHL1 Class D, 7.8297% 4/29/39 (c)(d)	5,773,001	6,003,019
First Union National Bank Commercial Mortgage Trust sequential pay Series 1999-C4 Class G, 6.5% 12/15/31 (c)	3,700,000	3,908,491
Global Signal Trust Series 2004-1:
Class F, 8.08% 1/15/34 (c)(d)	780,000	793,936
Class G, 10% 1/15/34 (c)(d)	720,000	732,668
GMAC Commercial Mortgage Securities, Inc.:
Series 1996-C1 Class G, 5.7% 7/15/10 (g)	4,400,000	4,204,062
Series 1999-C1 Class F, 6.02% 5/15/33 (c)	7,100,000	6,706,375
Greenwich Capital Commercial Funding Corp.:
Series 2003-C2 Class J, 5.234% 11/5/13 (c)(d)	1,000,000	883,402
Series 2005-GG3:
Class J, 4.685% 8/10/42 (c)(d)	900,000	778,452
Class K, 4.685% 8/10/42 (c)(d)	1,700,000	1,426,378
GS Mortgage Securities Corp. II:
Series 1997-GL Class H, 7.9366% 7/13/30 (c)(d)	1,700,000	1,764,081
Series 2004-GG2:
Class J, 5.067% 8/1/38 (c)(d)	420,000	370,013
Class K, 5.067% 8/1/38 (c)(d)	720,000	616,403
J.P. Morgan Chase Commercial Mortgage Securities Corp. Series 2001-A:
Class G, 6% 10/15/32 (c)(d)	2,003,000	1,457,864
Class X, 1.7972% 10/15/32 (c)(d)(e)	28,961,515	1,345,126
Commercial Mortgage Securities - continued
	Principal Amount	Value
J.P. Morgan Commercial Mortgage Finance Corp.:
Series 1997-C5 Class F, 7.5605% 9/15/29	$ 10,560,000	$ 11,495,801
Series 1999-C7:
Class E, 7.1175% 10/15/35 (d)	1,000,000	1,092,496
Class F, 6% 10/15/35 (c)	2,415,000	2,494,333
Class G, 6% 10/15/35 (c)	13,273,000	11,164,717
Class H, 6% 10/15/35 (c)	1,991,000	1,352,088
Class NR, 6% 10/15/35 (c)	6,250,000	1,525,125
Series 2000-BAT1 Class P, 0% 10/15/32 (c)(f)	10,500,000	4,515,000
LB Multi-family Mortgage Trust Series 1991-4 Class A1, 7.0215% 4/25/21 (c)(d)	560,765	504,689
LB UBS Westfield Trust Series 2001-WM Class X, 0.5408% 7/14/16 (c)(d)(e)	28,366,127	913,630
LB-UBS Commercial Mortgage Trust Series 2002-C2 Class M, 5.683% 7/15/35 (c)	950,000	929,070
LTC Commercial Mortgage pass thru certificates Series 1998-1:
Class D, 6.96% 5/28/30 (c)	600,000	615,906
Class E, 7.792% 5/28/30 (c)	2,820,000	2,839,130
Mach One Trust LLC Series 2004-1A:
Class L, 5.45% 5/28/40 (c)(d)	1,393,000	1,006,987
Class M, 5.45% 5/28/40 (c)(d)	1,533,000	940,579
Meristar Commercial Mortgage Trust Series 1999-C1:
Class C, 8.29% 3/3/16 (c)	2,500,000	2,780,078
Class X, 0.2154% 3/3/16 (c)(e)	45,885,000	389,376
Merrill Lynch Mortgage Trust:
Series 2002-MW1 Class J, 5.695% 7/12/34 (c)	700,000	674,260
Series 2002-MW1 Class H, 5.695% 7/12/34 (c)	1,975,000	1,966,591
Mezz Capital Commercial Mortgage Trust:
Series 2004-C1:
Class F, 9.422% 10/15/13	645,000	630,427
Class G, 12.349% 10/15/13	465,000	461,440
Class X, 8.0554% 1/15/18 (d)(e)	997,931	442,052
Series 2004-C2:
Class D, 7.347% 10/15/40 (c)	1,074,000	1,049,961
Class E, 8.309% 10/15/40 (c)	441,000	431,181
Class F, 10.223% 10/15/40 (c)	772,000	754,932
Class G, 12.933% 10/15/40 (c)	497,000	474,305
Morgan Stanley Capital I, Inc.:
Series 1995-GAL1 Class E, 8.25% 8/15/27 (c)	4,214,352	4,266,536

	Principal Amount	Value
Series 1997-HF1 Class G, 6.86% 7/15/29 (c)	$ 2,010,000	$ 2,078,858
Series 1997-RR Class G1, 7.7364% 4/30/39 (c)(d)	5,350,864	963,156
Series 1997-WF1 Class F, 6.83% 7/15/29 (c)	1,520,000	1,617,268
Series 1998-HF1 Class F, 7.18% 3/15/30 (c)	7,000,000	7,498,414
Series 1998-HF2:
Class F, 6.01% 11/15/30 (c)	5,935,000	6,143,990
Class G, 6.01% 11/15/30 (c)	8,985,745	9,272,042
Mortgage Capital Funding, Inc. Series 1997-MC2 Class F, 7.214% 11/20/27 (c)	9,381,364	9,873,660
Nationslink Funding Corp.:
Series 1998-2:
Class E, 7.105% 8/20/30	2,000,000	2,179,535
Class F, 7.105% 8/20/30 (c)	6,500,000	7,206,136
Class G, 5% 8/20/30 (c)	1,315,000	1,224,594
Series 1999-1 Class H, 6% 1/20/31 (c)	1,340,000	1,257,297
Nomura Asset Securities Corp.:
Series 1998-D6 Class B1, 6% 3/15/30 (c)	9,453,000	9,834,305
weighted average coupon Series 1994-MD1 Class B2, 11.415% 3/15/18 (c)(d)	1,807,421	1,445,937
Penn Mutual Life Insurance Co./Penn Insurance & Annuity Co. Series 1996-PML Class M, 7.9% 11/15/26 (c)	5,862,000	6,745,072
Prudential Securities Secured Financing Corp.:
Series 1998-C1 Class F, 6.99% 2/15/13 (c)(d)	3,765,000	4,207,298
Series 1999-NRF1 Class F, 6.074% 11/1/31 (c)	4,130,000	4,224,070
RMF Commercial Mortgage, Inc. Series 1997-1 Class G, 8.8865% 1/15/19 (c)(d)	460,203	92,041
Salomon Brothers Mortgage Securities VII, Inc.:
floater:
Series 1999-C1 Class H, 7% 5/18/32 (c)(d)	2,500,000	2,732,051
Series 2000-NL1 Class H, 6.8139% 10/15/30 (c)(d)	2,900,000	2,997,777
Series 2000-C3 Class X, 1.417% 12/18/33 (c)(d)(e)	31,203,076	1,838,538
Trizechahn Office Properties Trust Series 2001-TZHA Class E4, 7.604% 5/15/16 (c)	500,000	554,269
Commercial Mortgage Securities - continued
	Principal Amount	Value
Wachovia Bank Commercial Mortgage Trust Series 2004-C15 Class 175C, 6.0432% 10/15/41 (c)(d)	$ 1,250,000	$ 1,113,632
Washington Mutual Multi-family Mortgage LLC Series 2001-1 Class B4, 7.2044% 10/18/31 (c)(d)	1,600,000	1,726,064
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $265,160,396)		298,325,857
Common Stocks - 0.4%
	Shares
Banks and Thrifts - 0.0%
CS First Boston Mortgage Securities Corp. warrants 2/10/05 (a)	6,236,357	6
Healthcare - 0.0%
Fountain View, Inc. (h)	869	14,564
Homebuilding/Real Estate - 0.4%
Bimini Mortgage Management, Inc.	53,800	812,380
New Century Financial Corp.	16,300	826,736
Newcastle Investment Holdings Corp. (c)	25,000	206,250
		1,845,366
TOTAL COMMON STOCKS (Cost $1,788,009)		1,859,936
Preferred Stocks - 5.8%

Convertible Preferred Stocks - 0.8%
Homebuilding/Real Estate - 0.8%
Equity Office Properties Trust Series B, 5.25%	44,300	2,261,515
Glenborough Realty Trust, Inc. Series A, 7.75%	44,029	1,135,948
		3,397,463
Nonconvertible Preferred Stocks - 5.0%
Automotive - 0.3%
Capital Automotive (REIT) 6.75%	64,000	1,629,440
Homebuilding/Real Estate - 4.5%
Accredited Mortgage Loan Trust Series A, 9.75%	15,000	402,750
American Home Mortgage Investment Corp.:
Series A, 9.75%	65,000	1,792,050
Series B, 9.25%	15,000	391,800
Annaly Mortgage Management, Inc. Series A, 7.875%	65,000	1,641,900
Apartment Investment & Management Co.:
Series G, 9.375%	16,500	455,400

	Shares	Value
Series Q, 10.10%	13,300	$ 350,455
Series R, 10.00%	10,500	280,350
Series T, 8.00%	103,000	2,619,290
Series U, 7.75%	16,000	402,560
CenterPoint Properties Trust Series D, 5.377%	2,000	2,000,000
Impac Mortgage Holdings, Inc. Series C, 9.125%	50,000	1,282,500
iStar Financial, Inc. Series I, 7.50%	18,295	466,888
Mid-America Apartment Communities, Inc. Series H, 8.30%	103,000	2,698,600
PS Business Parks, Inc.:
(depositary shares) Series F, 8.75%	39,000	1,051,050
(depositary shares) Series L, 7.60%	44,000	1,150,600
RAIT Investment Trust:
Series A, 7.75%	39,200	983,920
Series B, 8.375%	35,875	914,813
Taubman Centers, Inc. Series G, 8.00%	40,000	1,032,000
		19,916,926
Hotels - 0.2%
Innkeepers USA Trust Series C, 8.00%	35,000	901,250
TOTAL NONCONVERTIBLE PREFERRED STOCKS		22,447,616
TOTAL PREFERRED STOCKS (Cost $24,372,173)		25,845,079
Floating Rate Loans - 2.4%
	Principal Amount
Homebuilding/Real Estate - 1.5%
General Growth Properties, Inc.:
Tranche A, term loan 4.84% 11/12/07 (d)	$ 696,973	703,943
Tranche B, term loan 4.84% 11/12/08 (d)	2,300,000	2,340,250
LNR Property Corp. Tranche B, term loan 5.59% 2/3/08 (d)	3,500,000	3,556,875
		6,601,068
Hotels - 0.9%
Wyndham International, Inc. term loan 7.375% 6/30/06 (d)	4,143,853	4,154,212
TOTAL FLOATING RATE LOANS (Cost $10,591,030)		10,755,280
Preferred Securities - 1.2%
	Principal Amount	Value
Homebuilding/Real Estate - 1.2%
Crest Clarendon Street 2002-1 Ltd. Series 2002-1A Class PS, 18.4146% 12/28/35 (c)(d)	$ 1,500,000	$ 1,496,070
Crest Dartmouth Street 2003 1 Ltd. Series 2003-1A Class PS, 19.5343% 6/28/38 (c)(d)	2,730,000	2,815,203
Crest G-Star Ltd. Series 2001-2A Class PS, 20.5815% 2/25/32 (c)(d)	1,100,000	1,060,455
TOTAL PREFERRED SECURITIES (Cost $5,230,427)		5,371,728
Cash Equivalents - 6.3%
	Maturity Amount
Investments in repurchase agreements (Collateralized by U.S. Treasury Obligations, in a joint trading account at 2.58%, dated 2/28/05 due 3/1/05) (Cost $27,893,000)	$ 27,894,996	27,893,000
TOTAL INVESTMENT PORTFOLIO - 100.6% (Cost $410,644,304)	447,478,491
NET OTHER ASSETS - (0.6)%	(2,631,232)
NET ASSETS - 100%	$ 444,847,259
Legend
(a) Non-income producing
(b) Non-income producing - issuer filed for bankruptcy or is in default of interest payments.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $306,536,496 or 68.9% of net assets.

(d) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(e) Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the par amount of the mortgage pool.
(f) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
(g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,014,564 or 0.2% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Cohen Financial Capital Management LLC 9% 6/1/14	1/1/05	$ 1,000,000
Fountain View, Inc.	8/19/03	$ 9
Income Tax Information

At February 28, 2005, the aggregate cost of investment securities for income tax purposes was $410,534,115. Net unrealized appreciation aggregated $36,944,376, of which $46,350,587 related to appreciated investment securities and $9,406,211 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Institutional
Short-Intermediate Government Fund

February 28, 2005

ISIG-QTLY-0405

1.814090.100

Investments February 28, 2005 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 89.8%
	Principal Amount	Value
U.S. Government Agency Obligations - 44.1%
Fannie Mae:
2.375% 12/15/05	$ 10,000,000	$ 9,926,650
2.5% 6/15/06	3,285,000	3,241,855
2.625% 11/15/06	5,585,000	5,489,558
3.25% 1/15/08	5,210,000	5,109,582
4.625% 10/15/14	10,000,000	9,972,540
5.5% 3/15/11	5,095,000	5,388,192
6.25% 2/1/11	575,000	621,369
Federal Home Loan Bank 5.8% 9/2/08	20,115,000	21,225,871
Freddie Mac:
2.375% 4/15/06	84,750,000	83,756,137
2.75% 10/15/06	16,630,000	16,406,776
2.875% 12/15/06	23,145,000	22,821,387
3.625% 9/15/08	21,053,000	20,748,679
5.875% 3/21/11	475,000	505,001
Government Loan Trusts (assets of Trust guaranteed by U.S. Government through Agency for International Development) Series 1-B, 8.5% 4/1/06	736,695	772,211
Guaranteed Export Trust Certificates (assets of Trust guaranteed by U.S. Government through Export-Import Bank) Series 1993-D, 5.23% 5/15/05	18,511	18,596
Overseas Private Investment Corp. U.S. Government guaranteed participation certificates 6.77% 11/15/13	1,144,231	1,250,072
State of Israel (guaranteed by U.S. Government through Agency for International Development) 6.8% 2/15/12	2,500,000	2,762,000
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		210,016,476
U.S. Treasury Obligations - 45.7%
U.S. Treasury Notes:
2.375% 8/31/06	30,143,000	29,664,962
2.75% 7/31/06	96,361,000	95,442,580
3.625% 7/15/09	63,618,000	62,780,533
4.75% 5/15/14	10,400,000	10,706,717
5.625% 5/15/08	18,136,000	19,134,187
TOTAL U.S. TREASURY OBLIGATIONS		217,728,979
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $432,586,371)		427,745,455
U.S. Government Agency - Mortgage Securities - 5.2%
	Principal Amount	Value
Fannie Mae - 4.0%
3.737% 1/1/35 (b)	$ 136,507	$ 135,654
3.827% 12/1/34 (b)	24,333	24,253
3.83% 1/1/35 (b)	99,854	99,355
3.836% 6/1/33 (b)	66,408	66,073
3.84% 1/1/35 (b)	248,744	246,560
3.87% 1/1/35 (b)	149,710	152,753
3.878% 6/1/33 (b)	398,635	397,206
3.913% 12/1/34 (b)	74,775	74,577
3.941% 10/1/34 (b)	120,038	121,072
3.975% 11/1/34 (b)	177,886	179,647
3.98% 1/1/35 (b)	123,259	123,066
3.992% 12/1/34 (b)	122,011	123,048
4% 1/1/35 (b)	74,748	74,818
4.017% 12/1/34 (b)	620,185	624,994
4.021% 12/1/34 (b)	99,983	100,061
4.023% 2/1/35 (b)	75,000	74,906
4.025% 1/1/35 (b)	174,940	174,742
4.029% 1/1/35 (b)	49,999	49,937
4.036% 12/1/34 (b)	48,813	49,250
4.048% 1/1/35 (b)	74,896	74,759
4.052% 2/1/35 (b)	74,578	74,526
4.072% 12/1/34 (b)	149,898	152,521
4.104% 1/1/35 (b)	173,068	174,011
4.118% 1/1/35 (b)	178,136	178,136
4.118% 2/1/35 (b)	49,999	50,187
4.12% 2/1/35 (b)	148,962	149,026
4.127% 1/1/35 (b)	173,143	173,207
4.128% 2/1/35 (b)	324,170	324,277
4.144% 1/1/35 (b)	223,865	225,256
4.145% 2/1/35 (b)	199,993	201,005
4.151% 1/1/35 (b)	293,906	294,189
4.173% 11/1/34 (b)	145,081	147,783
4.186% 11/1/34 (b)	42,227	42,888
4.197% 1/1/35 (b)	149,996	150,371
4.2% 1/1/35 (b)	343,186	346,455
4.269% 10/1/34 (b)	249,047	252,084
4.305% 7/1/34 (b)	90,914	92,081
4.324% 12/1/34 (b)	49,992	50,386
4.438% 11/1/34 (b)	1,491,323	1,508,751
4.484% 10/1/34 (b)	538,053	544,697
4.551% 8/1/34 (b)	200,930	204,697
5.5% 1/1/09 to 11/1/17	2,788,217	2,859,075
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
6% 9/1/08 to 10/1/16	$ 3,812,724	$ 3,958,422
6.5% 6/1/15 to 4/1/33	1,639,477	1,713,507
6.5% 3/1/35 (a)	312,753	326,143
7% 6/1/08 to 6/1/31	741,136	781,207
8% 8/1/09	33,638	34,858
9% 2/1/13 to 8/1/21	303,184	330,135
9.5% 5/1/09 to 11/1/21	28,004	29,821
10.5% 5/1/10 to 8/1/20	58,678	65,241
11% 11/1/10 to 9/1/14	357,380	391,948
11.5% 11/1/15 to 7/15/19	277,342	309,877
12% 4/1/15	15,519	17,426
12.5% 3/1/16	16,102	18,093
		19,139,018
Freddie Mac - 0.8%
4.232% 1/1/35 (b)	481,000	481,244
4.434% 2/1/35 (b)	300,000	300,750
5% 3/1/35 (a)	913,297	901,881
5.013% 8/1/33 (b)	70,493	71,784
6.5% 5/1/08	56,613	59,022
7.5% 11/1/12	242,188	256,206
8% 9/1/07 to 12/1/09	153,947	158,651
8.5% 7/1/06 to 6/1/14	171,913	177,932
9% 12/1/07 to 12/1/18	102,464	110,608
9.5% 2/1/17 to 12/1/22	387,619	427,088
10% 1/1/09 to 6/1/20	103,797	113,447
10.5% 9/1/20 to 5/1/21	33,994	36,668
11% 12/1/11	2,598	2,829
11.5% 10/1/15	5,329	5,927
12% 9/1/11 to 11/1/19	28,085	31,246
12.25% 11/1/14	26,443	29,532
12.5% 8/1/10 to 6/1/19	290,389	324,241
		3,489,056
Government National Mortgage Association - 0.4%
8% 11/15/09 to 12/15/23	1,349,376	1,437,293
8.5% 5/15/16 to 3/15/17	52,352	57,133
10.5% 1/15/16 to 1/15/18	182,088	206,213
11% 10/20/13	3,535	3,879
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Government National Mortgage Association - continued
12.5% 11/15/14	$ 63,510	$ 71,831
13.5% 7/15/11	11,257	12,797
		1,789,146
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $24,023,700)		24,417,220
Collateralized Mortgage Obligations - 3.7%

U.S. Government Agency - 3.7%
Fannie Mae:
floater Series 1994-42 Class FK, 3.71% 4/25/24 (b)	2,785,380	2,682,216
sequential pay Series 1993-238 Class C, 6.5% 12/25/08	4,451,363	4,572,249
Fannie Mae guaranteed REMIC pass thru certificates:
floater Series 2002-74 Class FV, 2.98% 11/25/32 (b)	2,747,297	2,765,488
planned amortization class:
Series 2002-11 Class QB, 5.5% 3/25/15	587,615	595,005
Series 2002-8 Class PD, 6.5% 7/25/30	615,199	620,612
Series 2002-50 Class LE, 7% 12/25/29	171,926	174,142
Freddie Mac Multi-class participation certificates guaranteed:
floater Series 2526 Class FC, 2.99% 11/15/32 (b)	1,087,255	1,093,014
planned amortization class:
Series 1543 Class VK, 6.7% 1/15/23	1,369,215	1,390,986
Series 2461 Class PG, 6.5% 1/15/31	476,513	489,618
Series 2473 Class JB, 5.5% 2/15/29	69,447	69,434
sequential pay:
Series 1929 Class EZ, 7.5% 2/17/27	2,313,314	2,441,944
Series 2866 Class N, 4.5% 12/15/18	680,000	683,400
Ginnie Mae guaranteed REMIC pass thru securities planned amortization class Series 2001-53 Class TA, 6% 12/20/30	141,261	141,940
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $18,067,058)		17,720,048
Cash Equivalents - 1.2%
	Maturity Amount	Value
Investments in repurchase agreements (Collateralized by U.S. Government Obligations, in a joint trading account at 2.64%, dated 2/28/05 due 3/1/05) (Cost $5,697,000)	$ 5,697,418	$ 5,697,000
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $480,374,129)		475,579,723
NET OTHER ASSETS - 0.1%		702,047
NET ASSETS - 100%		$ 476,281,770
Swap Agreements
	Expiration Date	Notional Amount
Interest Rate Swap
Receive quarterly a fixed rate equal to 3.0037% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	Feb. 2007	$ 8,450,000	$ (141,977)
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
Income Tax Information

At February 28, 2005, the aggregate cost of investment securities for income tax purposes was $480,320,715. Net unrealized depreciation aggregated $4,740,992, of which $985,559 related to appreciated investment securities and $5,726,551 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp.

or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series IV's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series IV

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	April 20, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	April 20, 2005
By:	/s/Timothy F. Hayes
Timothy F. Hayes
Chief Financial Officer

Date:	April 20, 2005